Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance as of December 31, 2018	$ 570,540
Measurement period adjustments	4,224
Balance as of December 31, 2019	574,764
Production Services [Member]
Balance as of December 31, 2018	416,494
Measurement period adjustments	3,152
Balance as of December 31, 2019	419,646
Drilling and Evaluation Services [Member]
Balance as of December 31, 2018	154,046
Measurement period adjustments	1,072
Balance as of December 31, 2019	$ 155,118